  YieldMax XYZ Option Income Strategy ETF

   Schedule of Investments

  July 31, 2026 (Unaudited)

PURCHASED OPTIONS - 18.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 18.8%
Block, Inc., Expiration: 8/7/2026; Exercise Price: $87.00	$44,438,280	5,470	$1,001,010
Block, Inc., Expiration: 9/18/2026; Exercise Price: $70.01	44,438,280	5,470	7,350,531
			8,351,541

TOTAL PURCHASED OPTIONS (Cost $6,633,631)			8,351,541

SHORT-TERM INVESTMENTS - 88.1%
Money Market Funds - 3.9%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		1,722,771	1,722,771

U.S. Treasury Bills - 84.2%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$9,512,000	9,509,151
U.S. Treasury Bill, 9/3/2026, 3.35%(f)		12,685,000	12,645,567
U.S. Treasury Bill, 10/15/2026, 3.60%(f)		1,112,000	1,103,719
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		6,822,000	6,730,146
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		7,564,000	7,406,975
			37,395,558

TOTAL SHORT-TERM INVESTMENTS (Cost $39,114,518)			39,118,329

TOTAL INVESTMENTS - 106.9% (Cost $45,748,149)			$47,469,870
Liabilities in Excess of Other Assets - (6.9)%			(3,044,613)
TOTAL NET ASSETS - 100.0%			$44,425,257

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.

  YieldMax XYZ Option Income Strategy ETF

   Schedule of Written Options Contracts

  July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (6.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.0)%
Block, Inc., Expiration: 8/7/2026; Exercise Price: $83.00	$(44,438,280)	(5,470)	$(1,791,425)

Put Options - (2.3)%
Block, Inc., Expiration: 9/18/2026; Exercise Price: $70.01	(44,438,280)	(5,470)	(1,016,053)

TOTAL WRITTEN OPTIONS (Premiums received $4,100,845)			$(2,807,478)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.